Transactions with Affiliates of Fortress or AIG (Details) (10-K) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Aug. 05, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016	May 31, 2015	Oct. 03, 2014	Aug. 01, 2014	Mar. 06, 2014	Apr. 01, 2013
Related Party Transaction [Line Items]
Mortgage servicing rights sale, purchase price									$ 39
Reserves for reinsurance agreements			$ 346	$ 58
Insurance coverage premium expense				1	$ 1
Corporate Joint Venture [Member]
Related Party Transaction [Line Items]
Ownership percentage			47.00%			47.00%		47.00%			47.00%
Spring Castle Acquisition LLC [Member] | NRZ Consumer LLC [Member]
Related Party Transaction [Line Items]
Ownership percentage			30.00%
Springleaf Finance, Inc [Member] | American International Group Financial Products Corp [Member]
Related Party Transaction [Line Items]
Amount of cash collateral returned	$ 40
Nationstar Mortgage LLC [Member] | MorEquity and Other Indirect Subsidiaries [Member]
Related Party Transaction [Line Items]
Subservicing fees			$ 2	5	9
Cross Currency Interest Rate Contract [Member] | American International Group Financial Products Corp [Member]
Related Party Transaction [Line Items]
Loss recorded in other revenues - other on termination	2
Notional amount of terminated instruments	$ 417
Logan Circle Partners L P [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Costs and fees incurred for the investment management services		$ 1	$ 1	1	$ 1
Nationstar Mortgage LLC [Member] | Servicing Agreement [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Accounts receivable, related parties				1			$ 1
Subsidiaries of American International Group Inc [Member] | Affiliated Entity [Member] | Merit Life Insurance Co [Member]
Related Party Transaction [Line Items]
Reserves for reinsurance agreements				$ 44
Merrill Lynch Pierce Fenner and Smith [Member] | Affiliated Entity [Member] | American General Mortgage Loan Trust 2009 1 [Member]
Related Party Transaction [Line Items]
Ownership percent sold to related party										75.00%